Condensed Consolidated Statements of Changes in Stockholders’ Deficit (Unaudited) - DIAMIR BIOSCIENCES CORP. - USD ($)	Common Stock	Additional Paid in Capital	Accumulated Deficit	Total
Balance at May. 31, 2023	$ 4,441	$ 4,440,256	$ (4,464,931)	$ (20,234)
Balance (in Shares) at May. 31, 2023	4,440,891
Stock compensation expense		194,846		194,846
Discount on note payable to founder		35,063		35,063
Net loss			(614,405)	(614,405)
Balance at May. 31, 2024	$ 4,441	4,670,165	(5,079,336)	(404,730)
Balance (in Shares) at May. 31, 2024	4,440,891
Stock compensation expense		24,312		24,312
Discount on note payable to founder		24,970		24,970
Net loss			(493,710)	(493,710)
Balance at Feb. 28, 2025	$ 4,441	4,719,447	(5,573,046)	(849,158)
Balance (in Shares) at Feb. 28, 2025	4,440,891
Balance at May. 31, 2024	$ 4,441	4,670,165	(5,079,336)	(404,730)
Balance (in Shares) at May. 31, 2024	4,440,891
Stock compensation expense		24,312		24,312
Discount on note payable to founder		34,692		34,692
Net loss			(743,235)	(743,235)
Balance at May. 31, 2025	$ 4,441	4,729,169	(5,822,571)	(1,088,961)
Balance (in Shares) at May. 31, 2025	4,440,891
Discount on note payable to founder		12,694		12,694
Net loss			(349,842)	(349,842)
Balance at Feb. 28, 2026	$ 4,441	$ 4,741,863	$ (6,172,413)	$ (1,426,109)
Balance (in Shares) at Feb. 28, 2026	4,440,891